Related Party Transactions	12 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 — RELATED PARTY TRANSACTIONS

a. Due to related parties

Due to related parties consists of the following:

Name	Related party relationship	June 30, 2023	June 30, 2022
Mrs. Duanrong Liu	Shareholder, Director and Chief Operating Officer	$1,451,842	$282,336
Mr. Lei Xia	Shareholder, Chairman and Chief Executive Officer	21,943	28,884
Other shareholders	Shareholders of the Company	34,981	38,464
Total due to related parties		$1,508,766	$349,684

As of June 30, 2023 and 2022, the balance due to related parties was loan advance from the Company’s shareholders and was used as working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

b. Loan guarantee provided by related parties

In connection with the Company’s short-term borrowings from the PRC banks, the Company’s controlling shareholder and Chief Executive Officer and several other shareholders jointly signed guarantee agreements by pledging their personal properties with the banks to secure the bank loans. The Company also incurred loan origination fees of $292,998 and $142,430 as of June 30, 2023 and 2022 respectively, to be paid to these related parties for providing such loan guarantees (see Note 11).

c. Consulting service arrangement with Pai Ming Shenzhen

On December 10, 2021, the Company terminated the VIE Agreements with Pai Ming Shenzhen. On January 22, 2022, ICZOOM WFOE entered into a business cooperation agreement with Pai Ming Shenzhen, pursuant to which Pai Ming Shenzhen agreed to provide ICZOOM WFOE with network services including but not limited to business consultation, website information push, matching services of supply and demand information, online advertising, software customization, data analysis, website operation and other in-depth vertical services through online and offline data push, etc. over a one-year period, and ICZOOM WFOE has agreed to pay Pai Ming Shenzhen with a base monthly fixed fee of RMB100,000 and additional service fee based on the service performance of Pai Ming Shenzhen. After the termination of the VIE Agreement, Pai Ming Shenzhen was treated as a related party to the Company because the COO’s brother was one of the shareholders of Pai Ming Shenzhen. On April 19, 2022. the COO’s brother transferred all his ownership interest in Pai Ming Shenzhen to an unrelated individual and Pai Ming Shenzhen was no longer treated as a related party to the Company after April 19, 2022(see Note 1). Therefore, the consulting service paid to Pai Ming Shenzhen during the period from January 18, 2022 to April 19, 2022 accounted for as related party transactions was $48,885.